Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property Plant and Equipment

	December 31, 2013	December 31, 2014
Buildings	664,687	656,076
Plant and machinery	1,894,498	1,945,228
Furniture, fixtures and office equipment	33,124	30,938
Motor vehicles	7,330	7,218

	2,599,639	2,639,460
Less: accumulated depreciation	(984,827)	(1,135,156)
Construction in progress	561,140	572,561

	2,175,952	2,076,865